Line of Credit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 17, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000,000
Line of credit facility, interest rate	3.75%
Line of credit facility, spread over base rate	2.00%
Line of credit facility, interest rate description	Line of Credit accrue interest at an annual rate of (i) the broker rate in effect at the interest date (which was 3.75% at June 30, 2013), plus (ii) 2.0%. There are no other conditions or fees associated with the Line of Credit
Line of credit, outstanding amount		2,187,082	2,199,108
Interest expense under Line of Credit		$ 122,453	$ 134,549	$ 110,649